Contingencies (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 MXN ($)	Nov. 06, 2017 USD ($)	Sep. 05, 2017 USD ($)	Dec. 31, 2012 MXN ($)	Dec. 31, 2004 USD ($)	Jul. 26, 2004 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Accounts payable					$ 4,179,830,000		$ 5,347,325,000
Amount of lawsuit						$ 5,880,000,000
Amount of tax payments and expenses increase (decrease)			$ 554,400,000		$ 2,323,700,000
Consideration of sales and used tax									$ 1,631,827,000			$ 2,452,028,000
Interest on sales and used tax									$ 339,885,000			$ 394,138,000
USD [Member]
Disclosure of contingent liabilities in business combination [line items]
Environmental liabilities		$ 2,500,000		$ 2,600,000
Accounts payable		1,000,000						$ 1,000,000
Accumulated liabilities		1,500,000						$ 1,600,000
Amount of claims the payments											$ 1,400,000
Amount of add up										$ 5,000,000
USD [Member] | 2015-2016 Tax [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount of tax payments and expenses increase (decrease)		4,178,517
USD [Member] | 2017-2018 Tax [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount of tax payments and expenses increase (decrease)		$ 6,372,306
USD [Member] | Individual and Joint Payments [Member]
Disclosure of contingent liabilities in business combination [line items]
Arbitration settlement amount paid	$ 4,500,003
Pacific Steel [Member] | USD [Member]
Disclosure of contingent liabilities in business combination [line items]
Contingent amount to pay													$ 138,000	$ 200,000